Note 2 - Cash Equivalents	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH
EQUIVALENTS

Cash and cash equivalents and short-term investments are comprised of the following:

	December 31,
	2018	2017
Total cash and cash equivalents	19.464	20,004
Short term investments	–	–
Total cash and cash equivalents, and short term investments	19,464	20,004